Stradley Ronon Stevens & Young, LLP
100 Park Avenue, Suite 2000
New York, NY 10017
Telephone 212.812.4124
Fax 646.682.7180
www.stradley.com

David Stephens
Partner
dstephens@stradley.com
212.540.4569
March 7, 2025
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Re:	BNY Mellon Municipal Funds, Inc. (811-06377) Registration Statement on Form N-14
Ladies and Gentlemen:
On behalf of BNY Mellon Municipal Funds, Inc. (the "Registrant"), transmitted herewith on behalf of BNY Mellon AMT-Free Municipal Bond Fund (the "Acquiring Fund"), a series of the Registrant, an open-end management investment company, is the Registrant's registration statement on Form N-14 (the "N-14 Registration Statement").  The N-14 Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") seeking the approval of shareholders of BNY Mellon Municipal Income, Inc. (the "Fund"), a closed-end management investment company, of an Agreement and Plan of Reorganization to allow the Fund to transfer its assets in a tax-free reorganization to the Acquiring Fund in exchange solely for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization").  If the Reorganization is approved by Fund shareholders, each Fund shareholder will receive a pro rata distribution of the Acquiring Fund's Class A shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization.  The Acquiring Fund and the Fund are advised by BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser").
The N-14 Registration Statement includes the Consent of Ernst & Young LLP, independent registered public accounting firm for the Acquiring Fund and the Fund.  The Acquiring Fund will file a Post-Effective Amendment to the N-14 Registration Statement that will include a copy of the final tax opinion, if the Reorganization is approved by Fund shareholders.
The Fund intends to mail the Prospectus/Proxy Statement on or about April 28, 2025 to the Fund's shareholders of record as of the close of business on April 9, 2025.  A special meeting of shareholders of the Fund is scheduled to be held on Monday, June 2, 2025 to vote on the Agreement and Plan of Reorganization.  No other business is expected to be presented at that meeting.  If the Reorganization is approved, it currently is expected to be consummated on or about June 20, 2025

Pennsylvania • New Jersey • Delaware • DC • New York • Illinois • California
A Pennsylvania Limited Liability Partnership

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994) (the "NAST factors").  Such determination was made in consultation with the independent registered public accounting firm and counsel to the Fund and Acquiring Fund.  These factors include those noted below:
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Investment Adviser and Sub-Adviser.  BNYM Investment Adviser is the investment adviser to both the Acquiring Fund and the Fund.  BNYM Investment Adviser has engaged its affiliate, Insight North America LLC ("INA"), to serve as the Acquiring Fund's and the Fund's sub-investment adviser and provide the day-to-day management to each fund's investments.  Jeffrey Burger and Daniel Rabasco, CFA are the primary portfolio managers of the Fund.  Thomas Casey and Mr. Rabasco are the Acquiring Fund's primary portfolio managers.  If the Reorganization is approved and consummated, INA and the current primary portfolio managers of the Acquiring Fund will continue to provide the day-to-day management of the combined fund's investments.

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Investment Objectives, Policies and Restrictions.  As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund have similar investment objectives.  However, the investment practices and limitations of the Acquiring Fund and the Fund, as well as the risks associated with an investment in the Acquiring Fund and the Fund, are not identical.  Because the Fund is a closed-end fund it has risks associated with the market value premium/discount of the Fund's common shares from their net asset value, which are not applicable to an open-end fund like the Acquiring Fund.  The Acquiring Fund's investment objective, policies, restrictions and process will be used to manage the combined fund after the Reorganization.

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Under normal market conditions, the Fund invests at least 80% of its net assets in municipal obligations.  The Fund ordinarily invests all of its net assets in municipal obligations that provide income exempt from federal income tax, although the income may be subject to the federal alternative minimum tax ("AMT").  To pursue its goal, the Acquiring Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal personal income tax and the federal AMT.  As of December 31, 2024, 13.01% of the Fund's assets and 12.66% of the Acquiring Fund's assets were invested in municipal bonds subject to the federal AMT.

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Under normal market conditions, the Fund ordinarily invests all of its net assets in municipal obligations considered, at the time of purchase, investment grade by S&P Global Ratings ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Ratings ("Fitch") or the unrated equivalent as determined by INA, in the case of bonds, and in the two highest rating categories of S&P, Moody's or Fitch or the unrated equivalent as determined by INA, in the case of short term obligations having or deemed to have maturities of less than one year.  The Acquiring Fund invests at least 65% of its net assets in municipal bonds rated, at the time of purchase, "A" or higher by S&P, Moody's or Fitch or the unrated equivalent as determined by INA.  The Acquiring Fund may invest up to 35% of its net assets in municipal bonds rated below "A", including bonds rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by INA.  As of December 31, 2024, the average credit quality rating of the Fund's and the Acquiring Fund's portfolio was "A" and "A+", respectively.  As of such date, the Fund did not own any securities that were rated below investment grade and 5.74% of the Acquiring Fund's assets were invested in securities that were rated below investment grade (or the unrated equivalent as determined by INA).

•	The Fund emphasizes investments in municipal obligations with long term maturities, but the degree of such emphasis depends upon market conditions existing at the time of investment. The dollar-weighted average maturity of the Acquiring Fund's portfolio normally exceeds ten years, but the Acquiring Fund may invest without regard to maturity.  As of December 31, 2024, the dollar-weighted average portfolio maturity and the average portfolio duration were 21.04 years and 13.09 years, respectively, for the Fund and 17.28 years and 6.04 years, respectively, for the Acquiring Fund.

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The Fund utilizes leverage to seek to enhance the yield and net asset value of its common shares.  To leverage, the Fund issued on July 12, 2023 Variable Rate MuniFund Term Preferred Shares ("VMTP Shares"), a type of preferred stock, and invests in tender option bonds ("TOB") issued by special purpose trusts.  The Fund intends to redeem all of its outstanding VMTP Shares on or about April 2, 2025.  The Acquiring Fund may invest in TOBs, but may not issue preferred shares.

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Expense Structure and Expense Ratios.  The Acquiring Fund has a lower management fee than the Fund.  The Acquiring Fund has agreed to pay BNYM Investment Adviser a management fee at the annual rate of 0.35% of the value of the Acquiring Fund's average daily net assets.  The Fund has agreed to pay BNYM Investment Adviser a management fee at the annual rate of 0.70% of the value of the Fund's average weekly net assets.  BNYM Investment Adviser, in turn, pays INA for the provision of sub-investment advisory services to the Acquiring Fund and the Fund.  In addition, the Acquiring Fund's Class A shares had a lower total annual expense ratio than the Fund, based on the expenses of each fund as of December 31, 2024.  The Acquiring Fund's expense structure will carry over to the combined fund after the Reorganization.

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Capitalization.  The Fund has classified and issued two classes of shares — common shares and preferred shares, and the Acquiring Fund has classified and issued five classes of shares — Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares of common stock.  The combined fund will offer Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares of common stock after the Reorganization.  Holders of the Fund's common shares will receive Class A shares of the Acquiring Fund in the Reorganization.

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Asset Size.  The funds have differing asset sizes, with the Acquiring Fund having substantially more assets than the Fund.  As of December 31, 2024, the Acquiring Fund had approximately $1.92 billion in net assets and the Fund had approximately $158.2 million in net assets (approximately $241.7 million in gross assets including leverage).

•	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process.
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Closed-End Fund versus Open-End Fund.  The Fund is a closed-end management investment company and the Acquiring Fund is a series of an open-end management investment company.  The Fund's common shares are listed on the New York Stock Exchange ("NYSE") under the symbol "DMF".  If the Reorganization is approved by Fund shareholders, prior to consummation of the Reorganization, the Fund's common shares will stop trading on, and be delisted from, the NYSE.  The Acquiring Fund will continue to operate as a series of an open-end management company after the Reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies, restrictions and process will be used in managing the combined fund and the Acquiring Fund's expense and multi-class structure will carry over to the combined fund after the Reorganization.  The Acquiring Fund's adviser, sub-adviser and portfolio managers will continue in their roles for the combined fund after the Reorganization.  The Acquiring Fund has substantially more assets than the Fund.  Additionally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process.  The Acquiring Fund will continue to operate as a series of an open-end management company after the Reorganization.  The NAST factors support a finding that the Acquiring Fund should be the accounting survivor in the Reorganization.
Please telephone the undersigned at 212.540.4569, if you have any questions.

Very truly yours,
David Stephens
cc: Jeff Prusnofsky
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